Restricted Cash (Narrative) (Details) - CAD ($) $ in Thousands		Jul. 31, 2019	Jul. 31, 2018
Restricted Cash [Line Items]
Restricted cash and cash equivalents	[1]	$ 22,350
In escrow to facilitate a purchase agreement
Restricted Cash [Line Items]
Restricted cash and cash equivalents		3,433
Amount drawn down on pro rata basis		433
Remaining balance drawn down to retain 15% on future expected purchases		3,000
Restricted to secure the implementation of greenhouse infrastructure
Restricted Cash [Line Items]
Restricted cash and cash equivalents		3,141
Additional capital contribution held in trust
Restricted Cash [Line Items]
Restricted cash and cash equivalents		4,076
Remaining balance held in debt service reserve account
Restricted Cash [Line Items]
Restricted cash and cash equivalents		9,200
Neal Up Brands Inc
Restricted Cash [Line Items]
Balance amount of trust related the Company's joint venture		$ 2,500	$ 0

[1]	Restated